Contract liabilities and deferred income - Schedule of Contract liabilities and deferred income (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total	[1]	$ 33,211	$ 32,145
Less: non-current portion	[2]	(1,223)	(1,850)
Contract liabilities and deferred income, current portion		31,988	30,295
Membership subscription [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total	[1]	29,769	27,517
Less: non-current portion		(781,000)	(517,000)
Government grants [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total	[1]	1,300	2,316
Less: non-current portion		(442)	(1,333,000)
Reimbursement from the depository [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total	[1]	0	502
Other Deferred Revenue [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total	[1]	$ 2,142	$ 1,810

[1]	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD 25.9 million and USD 27.0 million, for the years ended December 31, 2018 and 2019, respectively.
[2]	As of December 31, 2019, the non-current portion consists of membership subscription of USD 781,000 (2018: USD 517,000),and government grants of USD 442,000 (2018: USD 1,333,000).